Fair Value of Financial Instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the warranty liability measured at fair value on a recurring basis
Issuance of warrants
Exercise of warrants
Recurring [Member] | Level 3 [Member] | Warrants [Member]
Reconciliation of the warranty liability measured at fair value on a recurring basis
Beginning Balance	3,067,488	2,353,396
Issuance of warrants		3,204,197
Net gain included in earnings	(1,767,918)	(2,004,638)
Exercise of warrants		(485,467)
Ending Balance	$ 1,299,570	$ 3,067,488